 July 30, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      Calvert Impact Fund, Inc.

SEC File Nos. 811-10045 and 333-44064

Post-Effective Amendment No. 35

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “Securities Act”), attached is the above-referenced post-effective amendment to the Securities Act of 1933 and Investment Company Act of 1940 Registration Statement of Calvert Impact Fund, Inc.

The purpose of this Rule 485(a) filing is to create a new series, Calvert Green Bond Fund.  Pursuant to Rule 485(a)(2), the Registrant has designated October 31, 2013, as the date on which this post-effective amendment will become automatically effective.

If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Associate General Counsel

cc:       Valerie Lithotomos, Esq.

Division of Investment Management

Securities and Exchange Commission